Income Tax - Reconciliation Between Income Computed at Federal Statutory Rate and Company Provision for Income Taxes Current and deferred (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State			800	800
Total			800	800
Deferred
Federal
State
Total
Provision for income tax	$ (800)	$ (800)	$ 800	$ 800